-------------------- -------------------------------- --------------------------

[graphic]                 ADVISOR CLASS SHARES        September 30, 2002
-------------------- -------------------------------- --------------------------
--------------------------------------------------------------------------------

                                   SUPPLEMENT

                        TO THE APRIL 30, 2002 PROSPECTUS
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

 This supplement provides new and additional information beyond that contained in the prospectus, and should be read in conjunction with such prospectus. Capitalized terms not defined herein should have the meanings set forth in the prospectus.


--------------------------------------------------------------------------------
-------------------- -------------------------------- --------------------------

ACCESSOR FUNDS, INC.                                  [logo]
-------------------- -------------------------------- --------------------------

The prospectus currently states that the High Yield Bond Fund will not invest in securities that, at the time of initial investment, are rated higher than BBB+ or lower than CCC- by Standard & Poor's (S&P) or higher than Baa3 or lower than B3 by Moody's Investors Services, Inc. ("Moody's"). Accessor Funds, Inc.'s credit quality limitation policy has been amended to clarify and more appropriately balance the S&P and Moody's ratings. The policy now states that the High Yield Bond Fund will normally invest in securities that, at the time of initial investment, are rated lower than BBB- and higher than CC+ by S&P or rated lower than Baa3 and higher than Ca by Moody's. A correction is also made in the description of the credit quality of bonds of foreign issuers available to the High Yield Bond Fund's Money Manager. In connection with the changes, the following language is inserted in the following sections of the Advisor Class
Prospectus:

On page 10 the first paragragh under PRINCIPAL INVESTMENT STRATEGIES is replaced in its entirety.

PRINCIPAL INVESTMENT STRATEGIES. Under normal conditions, the Fund will invest at least 80% of its net assets in lower-rated, high-yield corporate debt securities commonly referred to as "junk bonds." High yield debt securities are generally those rated lower than BBB by Standard & Poor's Corporation ("S&P") or lower than Baa by Moody's Investors Services, Inc. ("Moody's"), or unrated securities judged to be of comparable quality by the Money Manager. The Fund will normally invest in securities that, at the time of initial investment, are rated lower than BBB- and higher than CC+ by S&P or rated lower than Baa3 and higher than Ca by Moody's. The Fund will normally maintain an aggregate dollar-weighted average portfolio duration that does not vary outside of a band of plus or minus 20% from that of the Lehman Brothers U.S. Corporate High Yield Index. The Money Manager will attempt to exceed the total return performance of the Lehman Brothers U.S. Corporate High Yield Index.


On page 27, the High Yield Bond Fund paragraph under Other Investment Strategies is replaced in its entirety.
==================================++++++========================================
FIXED-INCOME FUNDS' OTHER INVESTMENT
STRATEGIES, SECURITY TYPES AND RISKS
--------------------------------------------------------------------------------
OTHER INVESTMENT STRATEGIES
 * HIGH YIELD BOND FUND. The Fund may also invest in dollar denominated, non-investment grade bonds of foreign issuers that, at the time of initial investment, are rated as lower than BBB- and higher than CC+ by S&P or rated as lower than Baa3 and higher than Ca by Moody's. The Money Manager may invest in unrated securities of domestic or foreign issuers that the Money Manager or Accessor Capital determines to be of comparable quality. The Fund may also invest in preferred stocks, convertible securities, and non-income producing high-yield bonds, such as zero coupon bonds, which pay interest only at maturity, or payment-in-kind bonds, which pay interest in the form of additional securities. The Fund may utilize options on U.S. Government securities, interest rate futures contracts and options on interest rate futures contracts to reduce certain risks of its investments and attempt to enhance income, but not for speculation.

-------------------- -------------------------------- --------------------------

[graphic]                 INVESTOR CLASS SHARES        September 30, 2002
-------------------- -------------------------------- --------------------------
--------------------------------------------------------------------------------

                                   SUPPLEMENT

              TO THE APRIL 30, 2002 PROSPECTUS-UPDATED MAY 16, 2002
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

 This supplement provides new and additional information beyond that contained in the prospectus, and should be read in conjunction with such prospectus. Capitalized terms not defined herein should have the meanings set forth in the prospectus.


--------------------------------------------------------------------------------
-------------------- -------------------------------- --------------------------

ACCESSOR FUNDS, INC.                                  [logo]
-------------------- -------------------------------- --------------------------

The prospectus currently states that the High Yield Bond Fund will not invest in securities that, at the time of initial investment, are rated higher than BBB+ or lower than CCC- by Standard & Poor's (S&P) or higher than Baa3 or lower than B3 by Moody's Investors Services, Inc. ("Moody's"). Accessor Funds, Inc.'s credit quality limitation policy has been amended to clarify and more appropriately balance the S&P and Moody's ratings. The policy now states that the High Yield Bond Fund will normally invest in securities that, at the time of initial investment, are rated lower than BBB- and higher than CC+ by S&P or rated lower than Baa3 and higher than Ca by Moody's. A correction is also made in the description of the credit quality of bonds of foreign issuers available to the High Yield Bond Fund's Money Manager. In connection with the changes, the following language is inserted in the following sections of the Investor Class
Prospectus:

On page 10 the first paragragh under PRINCIPAL INVESTMENT STRATEGIES is replaced in its entirety.

PRINCIPAL INVESTMENT STRATEGIES. Under normal conditions, the Fund will invest at least 80% of its net assets in lower-rated, high-yield corporate debt securities commonly referred to as "junk bonds." High yield debt securities are generally those rated lower than BBB by Standard & Poor's Corporation ("S&P") or lower than Baa by Moody's Investors Services, Inc. ("Moody's"), or unrated securities judged to be of comparable quality by the Money Manager. The Fund will normally invest in securities that, at the time of initial investment, are rated lower than BBB- and higher than CC+ by S&P or rated lower than Baa3 and higher than Ca by Moody's. The Fund will normally maintain an aggregate dollar-weighted average portfolio duration that does not vary outside of a band of plus or minus 20% from that of the Lehman Brothers U.S. Corporate High Yield Index. The Money Manager will attempt to exceed the total return performance of the Lehman Brothers U.S. Corporate High Yield Index.


On page 27, the High Yield Bond Fund paragraph under Other Investment Strategies is replaced in its entirety.
==================================++++++========================================
FIXED-INCOME FUNDS' OTHER INVESTMENT
STRATEGIES, SECURITY TYPES AND RISKS
--------------------------------------------------------------------------------
OTHER INVESTMENT STRATEGIES
 * HIGH YIELD BOND FUND. The Fund may also invest in dollar denominated, non-investment grade bonds of foreign issuers that, at the time of initial investment, are rated as lower than BBB- and higher than CC+ by S&P or rated as lower than Baa3 and higher than Ca by Moody's. The Money Manager may invest in unrated securities of domestic or foreign issuers that the Money Manager or Accessor Capital determines to be of comparable quality. The Fund may also invest in preferred stocks, convertible securities, and non-income producing high-yield bonds, such as zero coupon bonds, which pay interest only at maturity, or payment-in-kind bonds, which pay interest in the form of additional securities. The Fund may utilize options on U.S. Government securities, interest rate futures contracts and options on interest rate futures contracts to reduce certain risks of its investments and attempt to enhance income, but not for speculation.

                             ACCESSOR(R) FUNDS, INC.
                          1420 Fifth Avenue, Suite 3600
                                Seattle, WA 98101
                          (206) 224-7420/(800) 759-3504

                     Supplement dated September 30, 2002 to
                       Statement of Additional Information
                              Dated April 30, 2002

THIS SUPPLEMENT PROVIDES NEW AND ADDITIONAL INFORMATION BEYOND THAT CONTAINED IN THE STATEMENT OF ADDITIONAL INFORMATION, AND SHOULD BE READ IN CONJUNCTION WITH SUCH STATEMENT OF ADDITIONAL INFORMATION. CAPITALIZED TERMS NOT DEFINED HEREIN SHOULD HAVE THE MEANINGS SET FORTH IN THE STATEMENT OF ADDITIONAL INFORMATION.

Accessor Funds, Inc. is moving its credit rating policy, from non-fundamental investment restriction number 25, into a new non-fundamental investment restriction. In addition, Accessor Funds has changed the credit rating policy for the High Yield Bond Fund to clarify and more appropriately balance the Moody's and S&P ratings for a high yield debt security in which the High Yield Bond Fund may invest. New non-fundamental investment restriction number 26 reads as follows:

         26. The Underlying Funds will not invest in fixed-income securities, including convertible securities, rated by S&P or Moody's, or unrated securities deemed by Accessor Capital or a Money Manager to be of a lesser credit quality than those designations at the time of purchase, as follows:

---------------------------------------------------- --------------------------------------------------
Fund                                                 Rating

---------------------------------------------------- --------------------------------------------------
---------------------------------------------------- --------------------------------------------------
Growth, Value, Small to Mid Cap,                     less than A
International Equity, Mortgage
Securities, and U.S. Government
Money Funds
---------------------------------------------------- --------------------------------------------------
---------------------------------------------------- --------------------------------------------------
Intermediate Fixed-Income and                        less than A, except no more than 20% of its assets
Short-Intermediate Fixed-Income                      in securities rated BBB (S&P) or Baa (Moody's),
Funds                                                and
                                                     no more than 6% of its assets in securities rated
                                                     BB (S&P) or Ba (Moody's)
---------------------------------------------------- --------------------------------------------------
---------------------------------------------------- --------------------------------------------------
High Yield Bond Fund                                 rated higher than BB+ or lower than CCC- (S&P)
                                                     or higer than Ba1 or lower than Caa3 (Moody's)
                                                     (with respect to at least 80% of its net assets)
---------------------------------------------------- --------------------------------------------------


These ratings are modified with a plus (+) or minus (-) sign by S&P and with a 1,2 or 3 by Moody's to show the relative standing within the rating category. (See Appendix A for more information about these ratings.)

Accessor Capital monitors the credit quality of securities purchased for the Funds and reports to the Board of Directors on a quarterly basis. The Board of Directors reviews these reports. In selecting commercial paper and other corporate obligations for investment by an Underlying Fund, Accessor Capital and/or the Money Manager, as applicable, also considers information concerning the financial history and condition of the issuer and its revenue and expense prospects. If commercial paper or another corporate obligation held by a Fund is assigned a lower rating or ceases to be rated, the Money Manager under the supervision of Accessor Capital, will promptly reassess whether that security presents credit risks consistent with the Fund's credit quality restrictions and whether the Fund should continue to hold the security in its portfolio. If a portfolio security no longer presents credit risks consistent with the Fund's credit quality restrictions or is in default, the Fund will dispose of the security as soon as reasonably practicable unless Accessor Capital and the Board of Directors determine that to do so is not in the best interests of the Fund and its shareholders. Variable amount demand master notes with demand periods of greater than seven days will be deemed to be liquid only if they are determined to be so in compliance with procedures approved by the Board of Directors.